Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 1,773,105	$ 1,618,111
Salary payable	693,396	808,409
Total other payables and accrued liabilities	$ 2,466,501	$ 2,426,520